BUSINESS COMBINATION BUSINESS COMBINATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash consideration	$ 102,994
Liabilities paid with cash concurrent with close	10,487
Stock consideration	10,000
Warrant consideration	3,606
Cash	4,413
Loans	41,894
Premises and equipment	707
Operating leases	75,309
Intangible assets	34,585
Other assets	28,927
Total assets acquired	185,835
Other borrowings	96,511
Other liabilities	25,973
Total liabilities assumed	122,484
Net identifiable assets	63,351
Goodwill	1,000,749	$ 1,001,507	$ 937,771	$ 937,771
Summit Funding Group
Business Acquisition [Line Items]
Total purchase consideration	127,087
Goodwill	$ 63,736